Frontegra MFG Infrastructure Fund (Prospectus Summary) | Frontegra MFG Infrastructure Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra MFG Core Infrastructure Fund (the

"Fund") is long-term capital appreciation.

Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment) NONE
Shareholder Fees	Redemption Fee (as a percentage of amount redeemed, if applicable)	Service Fee (for shares redeemed by wire) USD ($)
Frontegra MFG Infrastructure Fund Institutional Class	2.00%	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra MFG Infrastructure Fund Institutional Class
Management Fees		0.70%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.85%
Total Annual Fund Operating Expenses	[1]	1.55%
Fee Waiver	[2]	(0.85%)
Total Annual Fund Operating Expenses After Fee Waiver		0.70%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" are based on estimated amounts for the current fiscal year.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses ("AFFE") and extraordinary expenses) do not exceed 0.70% of the Fund's average daily net assets. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Frontegra MFG Infrastructure Fund Institutional Class	72	318

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategy.
Under normal circumstances, the Fund invests at least 80% of its net assets

(plus any borrowings for investment purposes) in equity securities of infrastructure companies, such as utilities, toll roads, airports, ports and communications companies.  The Fund will invest in both U.S. and non-U.S.

companies.  The Fund's subadviser, Magellan Asset Management Limited doing business as MFG Asset Management ("MFG Asset Management"), seeks to provide investors with exposure to the infrastructure sector and to deliver stable investment returns relative to other equity funds.  The Fund invests in a diversified portfolio of securities of infrastructure and utility companies that

MFG Asset Management has determined have an appropriate capital structure, are likely to generate reliable income streams and are likely to benefit from inflation protection.

The Fund's investment universe will principally consist of companies whose predominant source of earnings is derived from the following infrastructure assets:

o Regulated energy utilities;

o Regulated water utilities;

o Toll roads;

o Airports;

o Ports;

o Communications infrastructure; and

o Social infrastructure

It is anticipated that the Fund's portfolio will generally consist of 80 to 100 companies.

Principal Investment Risks.
Market Risks.  The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline.  If the value of the

Fund's investments goes down, the share price of the Fund will go down, and you may lose money.  U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks.  Common stocks and other equity securities held by the

Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions, leading to fluctuations in the Fund's share price.

Stock Selection Risks.  The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Foreign Securities Risks.  Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations,

political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks.  The value of the Fund's foreign holdings as measured in U.S.

dollars may be affected unfavorably by changes in foreign currency exchange rates.  The Fund may also incur costs in connection with conversions between various currencies.

Management Risks.  The Fund is subject to management risk as an actively-managed investment portfolio and depends on the decisions of the portfolio management team to produce the desired results.

Infrastructure Investment Risks.  The Fund's investments in infrastructure companies will expose the Fund to potential adverse economic, regulatory,

political and other changes affecting such investments.  Issuers of securities in infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, high leverage, costs associated with environmental or other regulations, the effects of economic slowdowns, adverse changes in fuel prices, the effects of energy conservation policies and other factors.  Transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations,

insurance costs and government regulations.

Utilities Industry Risks.  Utility company revenues and costs are subject to regulation by states and other regulators.  Regulatory authorities also may restrict a company's access to new markets.  The deregulation of certain utilities companies may subject these companies to greater risks of loss.

 Utilities companies may incur unexpected increases in fuel and other operating costs.  Rising interest rates could lead to higher financing costs and reduced earnings.  Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.  There is a risk that these costs will not be fully recovered through an increase in revenues.

Small- and Medium-Capitalization Company Risks.  Small-capitalization and medium-capitalization companies are often more volatile and less liquid than larger companies.  Securities of these companies may be subject to greater and more abrupt price fluctuations and be more susceptible to market pressures and business failures. Stocks of small and medium-sized companies may underperform the stocks of larger companies as an asset class.

Performance.
Performance information for the Fund is not included because the

Fund had not commenced operations as of the date of this Prospectus.